Reporting entity (Details)	Jun. 09, 2026 USD ($) shares $ / shares	Sep. 30, 2026
KDDI Corporation
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares	28,536,516
Share price per share (in USD per share) | $ / shares	$ 2.28
Subscription receivable | $	$ 65,063,256
KDDI Corporation | Coincheck Parent
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate	14.90%
Thunder Bridge
Disclosure of detailed information about business combination [line items]
Conversion ratio		1